AST PGIM Aggressive Multi-Asset Portfolio Investment Strategy - AST PGIM Aggressive Multi-Asset Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Portfolio’s asset allocation generally provides for an allotment of approximately 70% of Portfolio assets to a combination of domestic and international equity strategies and an allotment of approximately 30% of Portfolio assets to a combination of US fixed income, global hedged bond, and emerging market bond investment strategies. The asset allocation strategy for the Portfolio is determined by PGIM Quantitative Solutions LLC (PGIM Quantitative Solutions). PGIM Quantitative Solutions is also responsible for managing the quantitative equity segments of the Portfolio. Jennison Associates LLC (Jennison) is responsible for managing fundamental equity segments of the Portfolio. The PGIM Fixed Income unit of PGIM, Inc. is responsible for managing the fixed income segment of the Portfolio. The PGIM Real Estate unit of PGIM, Inc. is responsible for managing the Portfolio’s real estate-related investments. In managing the Portfolio’s assets, the subadvisers use a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadvisers develop views on economic, policy and market trends. In its bottom-up research, the subadvisers develop an internal rating and outlook on issuers. The rating and outlook is determined based on a thorough review of the financial health and trends of the issuer. The subadvisers may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Portfolio may invest in a security based upon the expected total return rather than the yield of such security. The Portfolio invests in a combination of global equity and equity-related securities, debt obligations and money market instruments in order to achieve diversification in a single Portfolio. In addition, the Portfolio may invest in real estate and real estate related securities. PGIM Quantitative Solutions adjusts the percentage of Portfolio assets in each category in accordance with its expectations regarding the different markets, as those expectations may change from time to time. The Strategic Investment Research Group of the Manager determines the allocation of Portfolio assets among the subadvisers based on its analysis, taking into account market conditions, risks and other factors. The Portfolio may invest its assets, without limitation, in the AST PGIM Fixed Income Central Portfolio (the PGIM Central Portfolio). The PGIM Central Portfolio is a special type of investment vehicle for sole use by certain asset allocation portfolios, including the Portfolio. The PGIM Central Portfolio normally invests at least 80% of its assets (net assets plus any borrowings made for investment purposes) in investment grade bonds. Rather than buy bonds directly, the Portfolio may invest in the PGIM Central Portfolio. The Portfolio allocates approximately 15-25% of its net assets to a liquidity strategy, which is employed through an overlay sleeve. The liquidity strategy seeks to allow for the efficient management of Portfolio-level risk and changes in the Portfolio's asset levels, liquidity, and asset allocations. The liquidity strategy also allows PGIM Quantitative Solutions to implement tactical asset allocation based on the subadviser's macro-economic views. The liquidity strategy is invested primarily in (i) derivative instruments including, but not limited to, swaps, forwards, index futures, other futures contracts, and options thereon to provide liquid exposure to the applicable equity and fixed income benchmark indices; and (ii) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements for the futures contracts and to provide additional portfolio liquidity to satisfy large-scale redemptions. The liquidity strategy may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. The liquidity strategy may temporarily deviate from the allocation indicated due to redemptions in the Portfolio or other circumstances relevant to the Portfolio's overall investment process.